Annual Report

International
Growth &
Income Fund

October 31, 2000

T. Rowe Price


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

International Growth & Income Fund

o International markets posted steep declines during the past six months and modest losses in the 12-month period as reality set in to New Economy stocks.

o Your fund reflected this weakness but handily outperformed its benchmarks for the past six months and delivered a slight positive return over 12 months.

o Value-oriented and steady growth stocks came to the fore during the correction in technology, telecom, and Internet stocks, and this benefited the fund.

o Volatility is likely to continue in international markets, but a shift toward more reasonably valued stocks appears to be under way.


UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.



Fellow Shareholders

International stocks fell sharply during the six months ended October 31, 2000, and ended your fund's fiscal year modestly in the red. In late 1999 and early this year, momentum-style growth stocks in the Internet, technology, and telecommunications sectors surged. But these stocks endured a severe correction over the past six months, while the cyclical and value stocks favored by your fund fared relatively better. Overall, international markets struggled during the past 12 months, and your fund posted only a small gain.


Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/00                     6 Months             12 Months
--------------------------------------------------------------------------------

International Growth
& Income Fund                                -2.18%                 1.43%

MSCI EAFE Index                              -8.89                 -2.66

Lipper International
Funds Average                               -10.00                  2.70

     The International Growth & Income Fund fell 2.18% during the past six months, closing out the fiscal year ended October 31 with a slight gain of 1.43%, as shown in the table. These results nevertheless exceeded those of the most widely recognized index of foreign stocks, the Morgan Stanley Capital International EAFE (Europe, Australasia, and Far East) Index, in both periods. As we wrote in our last report, "The likely end of the easy money era in Internet stocks, and a broadening of market participation to include lagging sectors, should ultimately boost _ quality, value-oriented stocks." Whereas our relative lack of exposure to New Economy stocks restrained performance in the first six months, our emphasis on valuation was rewarded in the more recent period and helped the fund make up ground we had earlier lost to EAFE. The fund's greater exposure to basic materials, consumer products, financial services, capital goods, and utilities aided results compared with EAFE. Even within those sectors, our holdings were somewhat more value oriented than the index components. Performance was also ahead of the best-known average of competing funds, the Lipper International Funds Average, for the six months, but trailed slightly for the year. Your fund has less exposure than the Lipper category to emerging markets, which were particularly weak over the past six months but strong early in the year. (EAFE has no exposure to the emerging markets.)


Can the Euro Also Rise?
--------------------------------------------------------------------------------

Understanding why the euro has been weak helps explain why it should recover. Several factors have pushed the euro-the common currency for 11 countries in Continental Europe-down 27% since its launch on January 1, 1999. Chris Rothery, a portfolio manager at T. Rowe Price International (TRPI), thinks each of these factors could moderate or reverse in the next year.

Capital flows into the U.S. have risen sharply in recent years as European companies acquired an unprecedented number of U.S. businesses and as Europeans invested in U.S. financial assets. Both trends are moderating, however. This year's weakness in the U.S. stock market has made investment here less attractive. "The Nasdaq bubble appears to have been pricked, which should also take some steam out of the dollar," says Rothery.

The persistent strength of the U.S. economy has also hurt the euro, as it makes the U.S. a more attractive place to invest. But U.S. growth has showed signs of slowing recently, narrowing the advantage over European growth.

Higher-yielding U.S. government bonds also lured investors. Recently, however, long-term U.S. rates have declined while those in the euro zone have remained stable.

Since the euro's launch, oil prices have more than tripled, and Europe's demand for the dollars needed to pay for oil has surged. But oil prices are stabilizing and expected to trend lower.

While the Federal Reserve is respected and well established, the European Central Bank (ECB) has less than two years' experience. ECB officials have aggravated investors' uncertainty by making confusing remarks. Lately, ECB officials have become more politically astute and are expected to make more careful statements.

Though TRPI portfolio managers have been surprised by the extent of the euro's decline, they point out that markets often overshoot. It would be a mistake for U.S. investors to shun euro assets, says Rothery.

John Ford, TRPI's chief investment officer, sees Europe at an earlier stage of the economic cycle than the U.S., with greater room for productivity improvement. "If we can get into a virtuous cycle, then investors can benefit from better economic performance, higher returns on capital, and a strong chance of currency appreciation to boot," Ford says.

THE EURO VS. THE U.S. DOLLAR
--------------------------------------------------------------------------------

                 Px Last

12/31/1998        1.1667
1/1/1999          1.1697
1/4/1999          1.1837
1/5/1999          1.1761
1/6/1999          1.1628
1/7/1999          1.1712
1/8/1999          1.1585
1/11/1999         1.1494
1/12/1999         1.156
1/13/1999         1.1669
1/14/1999         1.169
1/15/1999         1.1555
1/18/1999         1.1613
1/19/1999         1.1595
1/20/1999         1.1565
1/21/1999         1.1602
1/22/1999         1.1588
1/25/1999         1.1535
1/26/1999         1.156
1/27/1999         1.1444
1/28/1999         1.142
1/29/1999         1.1362
2/1/1999          1.1309
2/2/1999          1.1351
2/3/1999          1.1314
2/4/1999          1.134
2/5/1999          1.1266
2/8/1999          1.1323
2/9/1999          1.1315
2/10/1999         1.1326
2/11/1999         1.1223
2/12/1999         1.1308
2/15/1999         1.1223
2/16/1999         1.1209
2/17/1999         1.1248
2/18/1999         1.1195
2/19/1999         1.1069
2/22/1999         1.1021
2/23/1999         1.1007
2/24/1999         1.1007
2/25/1999         1.1034
2/26/1999         1.1028
3/1/1999          1.0892
3/2/1999          1.0941
3/3/1999          1.0875
3/4/1999          1.0799
3/5/1999          1.0823
3/8/1999          1.0888
3/9/1999          1.0881
3/10/1999         1.0943
3/11/1999         1.1042
3/12/1999         1.0905
3/15/1999         1.0932
3/16/1999         1.0996
3/17/1999         1.1002
3/18/1999         1.0972
3/19/1999         1.0896
3/22/1999         1.0907
3/23/1999         1.0892
3/24/1999         1.087
3/25/1999         1.0839
3/26/1999         1.08
3/29/1999         1.0732
3/30/1999         1.0732
3/31/1999         1.0762
4/1/1999          1.0795
4/2/1999          1.0786
4/5/1999          1.0712
4/6/1999          1.083
4/7/1999          1.0775
4/8/1999          1.0742
4/9/1999          1.0797
4/12/1999         1.0804
4/13/1999         1.0782
4/14/1999         1.0802
4/15/1999         1.0713
4/16/1999         1.0705
4/19/1999         1.066
4/20/1999         1.0625
4/21/1999         1.0584
4/22/1999         1.0646
4/23/1999         1.0599
4/26/1999         1.059
4/27/1999         1.0662
4/28/1999         1.062
4/29/1999         1.0608
4/30/1999         1.057
5/3/1999          1.0567
5/4/1999          1.063
5/5/1999          1.0762
5/6/1999          1.0792
5/7/1999          1.0757
5/10/1999         1.0782
5/11/1999         1.0712
5/12/1999         1.0646
5/13/1999         1.0656
5/14/1999         1.0659
5/17/1999         1.0671
5/18/1999         1.0674
5/19/1999         1.0662
5/20/1999         1.0623
5/21/1999         1.0584
5/24/1999         1.0607
5/25/1999         1.0624
5/26/1999         1.0443
5/27/1999         1.0423
5/28/1999         1.0429
5/31/1999         1.042
6/1/1999          1.0448
6/2/1999          1.0359
6/3/1999          1.0324
6/4/1999          1.0377
6/7/1999          1.0328
6/8/1999          1.0466
6/9/1999          1.0466
6/10/1999         1.0482
6/11/1999         1.0519
6/14/1999         1.0423
6/15/1999         1.0426
6/16/1999         1.0308
6/17/1999         1.0343
6/18/1999         1.0397
6/21/1999         1.0347
6/22/1999         1.0325
6/23/1999         1.0337
6/24/1999         1.0412
6/25/1999         1.043
6/28/1999         1.0331
6/29/1999         1.0319
6/30/1999         1.0351
7/1/1999          1.023
7/2/1999          1.0249
7/5/1999          1.0223
7/6/1999          1.0236
7/7/1999          1.0222
7/8/1999          1.0222
7/9/1999          1.0196
7/12/1999         1.0145
7/13/1999         1.017
7/14/1999         1.0136
7/15/1999         1.019
7/16/1999         1.0201
7/19/1999         1.0313
7/20/1999         1.04
7/21/1999         1.05
7/22/1999         1.0508
7/23/1999         1.0504
7/26/1999         1.0647
7/27/1999         1.0632
7/28/1999         1.0662
7/29/1999         1.0725
7/30/1999         1.0711
8/2/1999          1.0691
8/3/1999          1.068
8/4/1999          1.0776
8/5/1999          1.0758
8/6/1999          1.0742
8/9/1999          1.0717
8/10/1999         1.071
8/11/1999         1.0658
8/12/1999         1.0674
8/13/1999         1.0567
8/16/1999         1.0581
8/17/1999         1.0507
8/18/1999         1.052
8/19/1999         1.0644
8/20/1999         1.0672
8/23/1999         1.049
8/24/1999         1.0544
8/25/1999         1.0424
8/26/1999         1.0453
8/27/1999         1.0464
8/30/1999         1.0482
8/31/1999         1.0566
9/1/1999          1.0582
9/2/1999          1.0689
9/3/1999          1.0612
9/6/1999          1.0575
9/7/1999          1.0587
9/8/1999          1.0598
9/9/1999          1.0538
9/10/1999         1.0374
9/13/1999         1.0424
9/14/1999         1.0358
9/15/1999         1.0409
9/16/1999         1.0383
9/17/1999         1.0423
9/20/1999         1.0355
9/21/1999         1.0491
9/22/1999         1.0439
9/23/1999         1.0503
9/24/1999         1.0439
9/27/1999         1.0462
9/28/1999         1.0525
9/29/1999         1.0645
9/30/1999         1.0684
10/1/1999         1.0725
10/4/1999         1.0737
10/5/1999         1.0737
10/6/1999         1.0687
10/7/1999         1.0717
10/8/1999         1.0632
10/11/1999        1.0638
10/12/1999        1.0772
10/13/1999        1.0806
10/14/1999        1.0776
10/15/1999        1.0894
10/18/1999        1.0812
10/19/1999        1.0825
10/20/1999        1.0749
10/21/1999        1.0802
10/22/1999        1.069
10/25/1999        1.0675
10/26/1999        1.0592
10/27/1999        1.0518
10/28/1999        1.0511
10/29/1999        1.0549
11/1/1999         1.0513
11/2/1999         1.0527
11/3/1999         1.0489
11/4/1999         1.0375
11/5/1999         1.0421
11/8/1999         1.0383
11/9/1999         1.0403
11/10/1999        1.0447
11/11/1999        1.0405
11/12/1999        1.0318
11/15/1999        1.0332
11/16/1999        1.0302
11/17/1999        1.0416
11/18/1999        1.0296
11/19/1999        1.03
11/22/1999        1.0321
11/23/1999        1.0279
11/24/1999        1.0185
11/25/1999        1.0179
11/26/1999        1.0171
11/29/1999        1.0103
11/30/1999        1.0093
12/1/1999         1.0086
12/2/1999         1.0013
12/3/1999         1.0017
12/6/1999         1.0228
12/7/1999         1.0254
12/8/1999         1.0278
12/9/1999         1.0214
12/10/1999        1.0134
12/13/1999        1.0144
12/14/1999        1.0057
12/15/1999        1.0071
12/16/1999        1.017
12/17/1999        1.0087
12/20/1999        1.0133
12/21/1999        1.0085
12/22/1999        1.0093
12/23/1999        1.0156
12/24/1999        1.011
12/27/1999        1.0132
12/28/1999        1.007
12/29/1999        1.0051
12/30/1999        1.0086
12/31/1999        1.0062
1/3/2000          1.0243
1/4/2000          1.0296
1/5/2000          1.0321
1/6/2000          1.0328
1/7/2000          1.0295
1/10/2000         1.0256
1/11/2000         1.0336
1/12/2000         1.0309
1/13/2000         1.0258
1/14/2000         1.0122
1/17/2000         1.0122
1/18/2000         1.0137
1/19/2000         1.0133
1/20/2000         1.0168
1/21/2000         1.0098
1/24/2000         1.0072
1/25/2000         1.0009
1/26/2000         1.0019
1/27/2000         0.9882
1/28/2000         0.9747
1/31/2000         0.9707
2/1/2000          0.9711
2/2/2000          0.9765
2/3/2000          0.9894
2/4/2000          0.9832
2/7/2000          0.9815
2/8/2000          0.9855
2/9/2000          0.9942
2/10/2000         0.9854
2/11/2000         0.9875
2/14/2000         0.9783
2/15/2000         0.9815
2/16/2000         0.9863
2/17/2000         0.9878
2/18/2000         0.9839
2/21/2000         0.9877
2/22/2000         1.0038
2/23/2000         1.0036
2/24/2000         0.992
2/25/2000         0.9749
2/28/2000         0.9709
2/29/2000         0.9642
3/1/2000          0.9727
3/2/2000          0.9656
3/3/2000          0.9586
3/6/2000          0.9586
3/7/2000          0.9584
3/8/2000          0.961
3/9/2000          0.9669
3/10/2000         0.9637
3/13/2000         0.9642
3/14/2000         0.9686
3/15/2000         0.9669
3/16/2000         0.9696
3/17/2000         0.9721
3/20/2000         0.9728
3/21/2000         0.9615
3/22/2000         0.961
3/23/2000         0.9715
3/24/2000         0.9779
3/27/2000         0.9672
3/28/2000         0.9605
3/29/2000         0.9514
3/30/2000         0.9613
3/31/2000         0.9553
4/3/2000          0.9553
4/4/2000          0.9596
4/5/2000          0.9625
4/6/2000          0.9584
4/7/2000          0.9553
4/10/2000         0.9627
4/11/2000         0.9592
4/12/2000         0.959
4/13/2000         0.9524
4/14/2000         0.9622
4/17/2000         0.9527
4/18/2000         0.9453
4/19/2000         0.9402
4/20/2000         0.9374
4/21/2000         0.9385
4/24/2000         0.938
4/25/2000         0.9208
4/26/2000         0.9235
4/27/2000         0.9099
4/28/2000         0.9119
5/1/2000          0.9158
5/2/2000          0.91
5/3/2000          0.8948
5/4/2000          0.8895
5/5/2000          0.897
5/8/2000          0.8977
5/9/2000          0.9075
5/10/2000         0.9068
5/11/2000         0.9016
5/12/2000         0.9197
5/15/2000         0.9112
5/16/2000         0.9003
5/17/2000         0.8959
5/18/2000         0.8946
5/19/2000         0.8975
5/22/2000         0.9031
5/23/2000         0.9071
5/24/2000         0.9044
5/25/2000         0.9115
5/26/2000         0.9309
5/29/2000         0.9266
5/30/2000         0.9301
5/31/2000         0.938
6/1/2000          0.9312
6/2/2000          0.9463
6/5/2000          0.9479
6/6/2000          0.9548
6/7/2000          0.9622
6/8/2000          0.956
6/9/2000          0.9536
6/12/2000         0.9538
6/13/2000         0.9596
6/14/2000         0.9579
6/15/2000         0.9547
6/16/2000         0.965
6/19/2000         0.9567
6/20/2000         0.9548
6/21/2000         0.9442
6/22/2000         0.9355
6/23/2000         0.9359
6/26/2000         0.9369
6/27/2000         0.9459
6/28/2000         0.9401
6/29/2000         0.952
6/30/2000         0.9525
7/3/2000          0.9502
7/4/2000          0.9513
7/5/2000          0.9525
7/6/2000          0.9507
7/7/2000          0.9484
7/10/2000         0.9553
7/11/2000         0.9527
7/12/2000         0.9424
7/13/2000         0.9372
7/14/2000         0.9385
7/17/2000         0.9366
7/18/2000         0.9248
7/19/2000         0.9246
7/20/2000         0.9331
7/21/2000         0.9369
7/24/2000         0.9337
7/25/2000         0.9385
7/26/2000         0.9428
7/27/2000         0.9317
7/28/2000         0.923
7/31/2000         0.9266
8/1/2000          0.9147
8/2/2000          0.9136
8/3/2000          0.9061
8/4/2000          0.9083
8/7/2000          0.9071
8/8/2000          0.9022
8/9/2000          0.9006
8/10/2000         0.9083
8/11/2000         0.9026
8/14/2000         0.9056
8/15/2000         0.9135
8/16/2000         0.9161
8/17/2000         0.9162
8/18/2000         0.9064
8/21/2000         0.9017
8/22/2000         0.8964
8/23/2000         0.9017
8/24/2000         0.9021
8/25/2000         0.9021
8/28/2000         0.9002
8/29/2000         0.8921
8/30/2000         0.894
8/31/2000         0.8878
9/1/2000          0.8997
9/4/2000          0.8978
9/5/2000          0.8903
9/6/2000          0.8702
9/7/2000          0.8713
9/8/2000          0.8672
9/11/2000         0.8577
9/12/2000         0.864
9/13/2000         0.8594
9/14/2000         0.8644
9/15/2000         0.8543
9/18/2000         0.8537
9/19/2000         0.8509
9/20/2000         0.8493
9/21/2000         0.8599
9/22/2000         0.8766
9/25/2000         0.8745
9/26/2000         0.8828
9/27/2000         0.8834
9/28/2000         0.8791
9/29/2000         0.8827
10/2/2000         0.8772
10/3/2000         0.8757
10/4/2000         0.8735
10/5/2000         0.8692
10/6/2000         0.8684
10/9/2000         0.8686
10/10/2000        0.8716
10/11/2000        0.8683
10/12/2000        0.8629
10/13/2000        0.856
10/16/2000        0.8499
10/17/2000        0.8544
10/18/2000        0.8389
10/19/2000        0.8435
10/20/2000        0.842
10/23/2000        0.8354
10/24/2000        0.8359
10/25/2000        0.8272
10/26/2000        0.8303
10/27/2000        0.8405
10/30/2000        0.8411
10/31/2000        0.8489

Chart shows the euro-the common currency of 11 countries in Continental Europe-has declined steadily in value versus the U.S. dollar since its January 1, 1999, launch.

     Media, technology, and telecom stocks surged in late 1999 and early 2000 on investor expectations that their powerful growth rates could be sustained or that their growth potential was nearly limitless. However, moderating demand, profit warnings, high investment costs, and abundant new issuance finally weighed on these sectors and dropped share prices to more realistic levels. Investors began to focus on established companies whose shares had been beaten down, including food producers, pharmaceuticals, and banks.

     Broader concerns weighing on the equities markets included slowing economies, high oil prices, and weakness in the euro (see article on page
     2). Economic growth eased in Europe, while in Japan the consumer sector remained weak and rising bankruptcies triggered concerns about unemployment. Growth in the rest of Asia was strong, although recurring worries about financial stability plagued some emerging markets.


PORTFOLIO REVIEW

     At the end of October, Europe represented 68% of net assets, up from 66% in April. Our largest single country weighting within Europe was the U.K., unchanged from six months ago at about 20%. Exposure to Japan fell to 17% from 18%. Far East exposure increased modestly to 8% from 6%, while Latin America held steady at 3%. Value stocks' advantage over growth stocks was most pronounced in Asia and the U.K., but was quite slim in Continental Europe.

Market Performance
--------------------------------------------------------------------------------

Six Months                       Local        Local Currency             U.S.
Ended 10/31/0                 Currency      vs. U.S. Dollars          Dollars
--------------------------------------------------------------------------------

France                            0.66%                -6.99%          -6.37%
Germany                          -5.58                 -6.98          -12.18
Hong Kong                       -11.74                 -0.13          -11.85
Italy                             9.53                 -6.98            1.88
Japan                           -13.51                 -1.02          -14.39
Mexico                           -0.67                 -1.87           -2.53
Netherlands                       6.37                 -6.98           -1.06
Norway                           17.46                 -3.80           13.00
Sweden                          -18.52                -10.65          -27.19
Switzerland                       7.27                 -4.32            2.65
United Kingdom                    4.74                 -7.20           -2.81

Source: RIMES Online, using MSCI indices.

     Europe

     Telecom stocks fell in Europe (and indeed, around the world), as investors worried about the high costs companies are incurring to provide services, such as third-generation, Internet-compatible wireless phone service, that will not launch until at least 2002. European governments have been auctioning off portions of the airwave spectrum that telecom providers need to offer these services, but the costs of these licenses as well as the number of licensees (that is, competitors) has been higher than expected. We have emphasized the dominant national telecom operators such as Deutsche Telekom, France Telecom, Tele Danmark, and Telefonica (of Spain), but these stocks were weak during the past six months after healthy runups in the previous period. Deutsche Telekom was the fund's second-worst contributor overall. Profits from traditional fixed-line services have declined even as these companies have had to invest heavily in new areas, such as wireless. We took advantage of reduced prices to initiate a position in British Telecom, which we found reasonably valued relative to other telecom service companies. Despite overall weakness in the technology and telecom sectors, two of the fund's best contributors during the past six months were in telecom equipment: France's Alcatel, and Spirent of the U.K., which was our top contributor.

Industry Diversification
--------------------------------------------------------------------------------

                                                      Percent of Net Assets
                                                  4/30/00             10/31/00
--------------------------------------------------------------------------------

     Finance                                        21.7%               25.9%
     Services                                       18.7                17.5
     Consumer Goods                                 17.6                16.4
     Capital Equipment                              17.1                15.0
     Energy                                          9.3                11.0
     Materials                                       8.7                 7.8
     Multi-industry                                  2.1                 2.0
     All Other                                       0.9                 0.8
     Reserves                                        3.9                 3.6
     Total                                         100.0%              100.0%

     Health care and consumer nondurable stocks performed well. The fund's second-best contributor overall was U.K. medical device maker Smith & Nephew. Other significant contributors to performance included drug and personal-care products maker Altana of Germany and French drugmaker Aventis, which benefited from healthy sales growth and cost-cutting. Food stocks like France's Danone gained as investors sought their defensive characteristics, such as predictable earnings that are not dependent on strong economic growth. Danone is one of Europe's largest food processors, and is well known in the U.S. for its Dannon yogurt line.

     Financial stocks were also relatively strong in a weak market environment, especially those with dependable earnings streams. Our third-best contributor was Vontobel of Switzerland, with extensive interests in investment management and private banking. Financial companies continued to restructure and make acquisitions. Finnish/Swedish group Nordic Baltic Holding, our fifth-best contributor, acquired Norway's Christiania Bank. The combined company is now Scandinavia's largest bank. Netherlands banking and insurance conglomerate ING Groep gained as it acquired U.S. insurer Reliastar and Aetna's financial services businesses, giving it an inside track in U.S. life and annuity premiums. Swiss Re, Deutsche Bank of Germany, Svenska Handelsbanken of Sweden, and HSBC Holdings of the U.K. also performed well. Swiss bank UBS acquired U.S. brokerage firm Paine Webber for $12 billion. Woolwich, a U.K. savings and loan, was bought by Barclays.

     On the weak side, in addition to national telecom carriers, were technology stocks. German semiconductor maker Epcos, one of the best performers in the previous six-month period, was our third-worst this time. Certain industrial and cyclical stocks also declined sharply, including U.K. chemical producer Imperial Chemical Industries (ICI) and diversified Swiss industrial manufacturing and construction giant ABB.

     Far East and Other

     A similar pattern held in the Far East, with financial stocks generally strong and technology and telecom stocks weak. One of the few Far East holdings to contribute significantly in a positive way to performance was Australia's Santos, an oil and gas producer that benefited from increased production and higher energy prices. Another was Hang Seng Bank of Hong Kong. Diversified Hong Kong conglomerate Hutchison Whampoa and its parent Cheung Kong reported robust earnings.

     Geographic Diversification
--------------------------------------------------------------------------------

     Europe                     68
     Japan                      17
     Far East                    8
     Latin America               3
     Other and Reserves          4


     Financial shares were pressured in Japan, however, by bankruptcies among companies holding large loans. Our overall position in Japan is well below that represented in the EAFE Index. However, we initiated a position in Nomura Securities amid the weakness, believing that brokerages will benefit from increased interest in equity investments as consumers flee low-yielding postal savings accounts.

     NTT (Nippon Telegraph & Telephone) declined as it experienced regulatory pressure on its rates and as the government continued sales of its stake in the company, now down to 46%. Other weak stocks in Japan included technology leaders Sony, Kyocera, Toshiba, and NEC. Hardware component manufacturers were hurt by concerns about demand for PCs, semiconductors, and wireless-telecom related parts. Even though Kyocera, Toshiba, and NEC announced better-than-expected results and raised their forecasts, their shares fell on concern about future growth. Sony disappointed investors by announcing that the eagerly awaited U.S. launch of its new games console, PlayStation 2, would be cut in half due to component shortages. Consumer electronics giant Matsushita Electric Industrial, known for its Panasonic brand, bucked the trend and performed strongly.

     Bridgestone, of course, became infamous in the U.S. during this summer's scandal-plagued recall of its Firestone brand tires used on the popular Ford Explorer sport-utility vehicle. The stock detracted significantly from performance. We exited the position as it appeared the tire problem and associated public distrust would take time to be addressed.

     Latin America

     Closer to home, Mexico's Grupo Financiero Banamex was a solid contributor, as Mexican financial stocks did well. Telecom operators such as Telefonos de Mexico and Telebras of Brazil felt the pain of the global telecom downturn but held up better than most other telecom stocks around the world.

OUTLOOK

     In Europe, continuing restructuring, increased management focus on returns, and tax and social security reforms could assist earnings growth. The possibility of peaking interest rates and oil prices, along with an undervalued euro, could provide a positive backdrop for stocks. In Japan the economic environment is more challenging, but valuations are moving toward the bottom of their recent ranges, offering more attractive opportunities. Although it is difficult to see a short-term catalyst for the stock market, the downside appears limited. In the rest of Asia, further market liberalization, structural reforms, and more shareholder friendly corporate management remain essential to achieve superior long-term economic growth. The recent period of political stability and economic health bode well for Latin America.

     Internationally, economies have been slowing, but we expect them to improve by the second half of 2001. Slower growth in general is not good news for value-oriented shares, many of which tend to be economically sensitive. However, despite this year's sobering correction in high-growth stocks, valuations in that sector are still very high, as growth stocks have outpaced value stocks by a wide margin for more than five years. Investors are now discovering that technology stocks can be cyclical, too. So from a standpoint of relative valuation and investor expectation, the outlook for our value-conscious approach over the next several years seems very positive.

     Due to the short-term uncertainty about economic growth, oil prices, technology trends, and the direction of the euro, international markets could continue to struggle a bit. However, we expect these factors to mitigate in coming months and we remain optimistic about the fund's prospects in the year ahead.


     Respectfully submitted,



     John R. Ford
     President, T. Rowe Price International Funds, Inc.

     November 20, 2000



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------


Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                              Percent of
                                                              Net Assets
                                                               10/31/00
--------------------------------------------------------------------------------

  Shell Transport & Trading, United Kingdom                       1.5%
  Vontobel Holdings, Switzerland                                  1.4
  Aventis, France                                                 1.3
  Glaxo Wellcome, United Kingdom                                  1.3
  Spirent, United Kingdom                                         1.2

--------------------------------------------------------------------------------

  Sony, Japan                                                     1.1
  TotalFinaElf, France                                            1.1
  Hutchison Whampoa, Hong Kong                                    1.1
  British Telecom, United Kingdom                                 1.1
  ABB, Switzerland                                                1.0

--------------------------------------------------------------------------------

  Telefonica, Spain                                               1.0
  NEC, Japan                                                      0.9
  Alcatel, France                                                 0.9
  AstraZeneca Group, United Kingdom                               0.9
  Hitachi, Japan                                                  0.9

--------------------------------------------------------------------------------

  Swiss Re, Switzerland                                           0.9
  Matsushita Electric Industrial, Japan                           0.9
  Toshiba, Japan                                                  0.8
  Sumitomo Bank, Japan                                            0.8
  Terumo, Japan                                                   0.8

--------------------------------------------------------------------------------

  Svenska Handelsbanken, Sweden                                   0.8
  Mizuho Holdings, Japan                                          0.8
  Reed International, United Kingdom                              0.8
  ING Groep, Netherlands                                          0.8
  Tesco, United Kingdom                                           0.8

--------------------------------------------------------------------------------

  Total                                                          24.9%

  Note: Table excludes reserves.



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------


Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


INTERNATIONAL GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                  MSCI EAFE         IGI line         IGI area

12/21/98          10000             10000            10000
10/31/99          11285             11000            11000
10/31/00          10984             11157            11157

*From 12/31/98


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                       Since       Inception
Periods Ended 10/31/00                  1 Year     Inception            Date
--------------------------------------------------------------------------------

International Growth & Income Fund       1.43%         6.06%        12/21/98


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                Year            12/21/98
                                               Ended             Through
                                            10/31/00            10/31/99

NET ASSET VALUE
Beginning of period                         $  11.00            $  10.00

Investment activities

    Net investment income (loss)                0.14*               0.16*

    Net realized and unrealized gain (loss)     0.03**              0.84

    Total from investment activities            0.17                1.00

Distributions

    Net investment income                      (0.19)                 --

    Net realized gain                          (0.23)                 --

    Total distributions                        (0.42)                 --


NET ASSET VALUE
End of period                                 $10.75              $11.00

Ratios/Supplemental Data
Total return(diamond)                          1.43%*              10.00%*

Ratio of total expenses
to average net assets                          1.25%*               1.25%!*

Ratio of net investment income
(loss) to average net assets                   1.24%*               1.87%!*

Portfolio turnover rate                        32.2%                35.8%!

Net assets, end of period (in thousands)     $10,118              $9,776

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!         Annualized
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 10/31/00.
** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.


The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
                                                             October 31, 2000


Statement of Net Assets
--------------------------------------------------------------------------------

                                                         Shares         Value
--------------------------------------------------------------------------------
                                                                 In thousands

ARGENTINA  0.3%

Common Stocks  0.3%

Grupo Financiero Galicia ADR (USD) *                        924   $       13

Telecom Argentina ADR (USD)                                 800           14

Total Argentina (Cost $37)                                                27


AUSTRALIA  2.8%

Common Stocks  2.8%

Australia & New Zealand Banking Group                     5,900           44

Coles Myer                                                7,500           27

Lion Nathan (NZD)                                         6,400           12

Normandy Mining                                          39,000           19

Nufarm (NZD)                                             10,000           16

Pacific Dunlop                                           16,600           13

Publishing & Broadcasting                                 5,800           40

Rio Tinto                                                 2,000           27

Santos                                                   11,400           36

Westfield Trust                                          13,700           22

Westpac Banking                                           3,800           26

Total Australia (Cost $335)                                              282


AUSTRIA  0.3%

Common Stocks  0.3%

Brau-Union (EUR)                                            600           21

EVN (EUR)                                                   600           15

Total Austria (Cost $61)                                                  36


BELGIUM  1.1%

Common Stocks  1.1%

Dexia (EUR)                                                 300           45

Electrabel (EUR)                                            130           28

Solvay (EUR)                                                700           36

Total Belgium (Cost $147)                                                109


BRAZIL  0.5%

Common Stocks  0.5%

Companhia Vale do Rio Doce ADR (USD)                      1,300   $       30

Tele Norte Leste Participacoes ADR (USD)                     35            1

Telebras ADR (USD)                                          300           22

Total Brazil (Cost $43)                                                   53


CHILE  0.1%

Common Stocks  0.1%

Compania de Telecomunicaciones
de Chile (Class A) ADR (USD) *                              400            6

Enersis ADR (USD) *                                         302            5

Total Chile (Cost $16)                                                    11


DENMARK  0.6%

Common Stocks  0.6%

Danisco                                                     840           33

Tele Danmark                                                600           29

Total Denmark (Cost $77)                                                  62


FINLAND  0.7%

Common Stocks  0.7%

Kesko (EUR)                                               3,550           30

Stora Enso (SEK)                                          4,000           41

Total Finland (Cost $117)                                                 71


FRANCE  12.0%

Common Stocks  12.0%

Accor (EUR)                                               1,000           40

Alcatel (EUR)                                             1,500           91

Assurances Generales de France (EUR)                        940           51

Aventis (EUR)                                             1,380          100

Aventis (DAX Exchange) (EUR)                                412           30

Axa ADR (USD)                                             1,000           66

BNP Paribas (EUR)                                           400           34

Compagnie de Saint Gobain (EUR)                             310           41

France Telecom ADR (USD)                                    500   $       54

Fromageries (EUR)                                            40           16

Groupe Danone (EUR)                                         400           56

LVMH (EUR)                                                  400           29

Pechiney (EUR)                                              800           30

Pernod Ricard (EUR)                                         800           37

Pinault Printemps Redoute (EUR)                             240           43

Renault (EUR)                                             1,000           50

Schneider Electric (EUR)                                    700           46

Societe Generale (EUR)                                    1,200           68

Suez Lyonnaise des Eaux (EUR)                               400           61

Technip (EUR)                                               460           59

TotalFinaElf (Class B) (EUR)                                399           57

TotalFinaElf ADR (USD)                                      800           57

Valeo (EUR)                                                 600           26

Vivendi (EUR)                                             1,000           72

Total France (Cost $1,168)                                       `     1,214


GERMANY  8.8%

Common Stocks  8.8%

Altana (EUR)                                                560           67

AMB Aachener & Muenchener Beteiligungs (EUR)                400           36

AXA Colonia Konzern (EUR)                                   420           44

B.U.S. Berzelius Umwelt-Service (EUR)                     2,000           16

BASF (EUR)                                                1,010           40

Bayer (EUR)                                               1,300           56

Bayerische Hypo-und Vereinsbank (EUR)                       500           27

Celanese (EUR)                                               55            1

DaimlerChrysler (USD)                                       900           41

Deutsche Bank (EUR)                                         910           75

Deutsche Telekom ADR (USD)                                1,300           50

Dresdner Bank (EUR)                                       1,140           47

E.On (EUR)                                                1,400           71

Epcos (EUR) *                                               500           38

Heidelberger Zement (EUR)                                   600           29

HEW-Hamburgische Electricitaets- Werke (EUR)              2,100           46

Linde (EUR)                                                 900           39

Lufthansa (EUR)                                           1,210   $       24

Man (EUR)                                                 1,600           42

RWE (EUR)                                                 1,200           48

Siemens (EUR)                                               400           51

Total Germany (Cost $940)                                                888


HONG KONG  3.1%

Common Stocks  3.1%

Cheung Kong Holdings                                      6,000           67

Hang Seng Bank                                            4,000           47

Hong Kong Electric Holdings                              21,000           69

Hutchison Whampoa                                         8,800          110

Yue Yuen Industrial                                      13,000           24

Total Hong Kong (Cost $223)                                 317


ITALY  4.2%

Common Stocks  4.2%

Assicurazioni Generali (EUR)                              2,000           66

Banca Commerciale Italiana (EUR)                          5,900           35

Benetton Group (EUR)                                     26,200           48

ENI SPA ADR (USD)                                           700           38

Istituto Nazionale delle Assicurazioni (EUR)             18,015           44

Parmalat Finanziaria (EUR)                               39,000           56

San Paolo IMI (EUR)                                         306            5

San Paolo IMI ADR (USD)                                   1,400           45

Telecom Italia (EUR)                                      4,100           47

Toro Assicurazioni (EUR)                                  2,700           36

Total Italy (Cost $423)                                                  420


JAPAN  16.8%

Common Stocks  16.8%

Dai Nippon Printing                                       4,000           63

Denso                                                     2,000           46

Hitachi ADR (USD)                                           800           89

Honda Motor ADR (USD)                                     1,100           76

JUSCO                                                     3,000           56

Kao                                                       1,000   $       30

Kuraray                                                   4,000           38

Kyocera                                                     600           78

Makita                                                    4,000           29

Marui                                                     3,000           44

Matsushita Electric Industrial                            3,000           87

Mitsui                                                    5,000           33

Mizuho Holdings *                                            11           85

NEC                                                       5,000           95

Nippon Express                                           10,000           60

Nippon Telegraph & Telephone ADR (USD)                    1,200           55

Nomura Securities                                         3,000           64

Sekisui House                                             6,000           63

Sony ADR (USD)                                            1,400          116

Sumitomo Bank                                             7,000           85

Sumitomo Chemicals                                        8,000           39

Sumitomo Marine & Fire Insurance                         11,000           67

Takeda Chemical Industries                                1,000           66

TDK ADR (USD)                                               500           51

Terumo                                                    3,000           85

Toshiba                                                  12,000           86

Wacoal                                                    1,000            9

Total Japan (Cost $1,726)                                              1,695


MEXICO  1.6%

Common Stocks  1.6%

Cemex Participating Certificates

  (Represents 2 Series A and 1 Series B shares)           6,279           26

Femsa UBD Units (Represents 1 Series B and 4 Series D     8,000           31

Grupo Financiero Banamex *                               39,000           61

Kimberly-Clark de Mexico (Class A)                        7,000           18

Telefonos de Mexico (Telmex) (Class L) ADR (USD)            600           32

Total Mexico (Cost $121)                                                 168


NETHERLANDS  6.2%

Common Stocks  6.2%

ABN Amro Holdings ADR (USD)                               2,900           68

Akzo Nobel (EUR)                                          1,700   $       77

CSM (EUR)                                                 2,200           50

DSM (EUR)                                                 1,200           35

Fortis (EUR)                                              1,700           52

Hagemeyer (EUR)                                           1,600           38

ING Groep (EUR)                                           1,200           82

OCE (EUR)                                                 1,300           19

Philips Electronics ADR (USD)                             1,964           78

Royal Dutch Petroleum (USD)                                 800           48

Telegraaf Holdings (EUR)                                  3,000           60

Vendex KBB (EUR)                                          2,000           25

Total Netherlands (Cost $724)                                            632


NEW ZEALAND  0.1%

Common Stocks  0.1%

Telecom Corporation of New Zealand ADR (USD)                500            9

Total New Zealand (Cost $18)                                               9


NORWAY  1.4%

Common Stocks  1.4%

Norsk Hydro                                               1,200           48

Orkla (Class A)                                           3,085           56

Storebrand ASA                                            4,900           34

Total Norway (Cost $122)                                                 138


SINGAPORE  2.0%

Common Stocks  2.0%

DSB Group Holdings                                        5,815           69

Singapore Airlines                                        5,000           50

Singapore Land                                           16,000           33

United Overseas Bank                                      6,336           47

Total Singapore (Cost $154)                                              199


SPAIN  3.8%

Common Stocks  3.8%

Banco Bilbao Vizcaya Argentaria (EUR)                     2,500   $       33

Banco Santander Central Hispanos ADR (USD)                4,000           41

Endesa ADR (USD)                                          3,900           65

Grupo Dragados (EUR)                                      5,100           49

Iberdrola (EUR)                                           3,000           37

Repsol ADR (USD)                                          2,500           40

St. Gobain Cristaleria (EUR)                                740           20

Telefonica ADR (USD) *                                    1,703           99

Total Spain (Cost $439)                                                  384


SWEDEN  2.4%

Common Stocks  2.4%

Autoliv                                                   1,500           33

Electrolux (Class B)                                      4,000           50

Nordic Baltic Holding (DKK) *                            10,163           77

Svenska Handelsbanken (Class A)                           5,400           85

Total Sweden (Cost $264)                                                 245


SWITZERLAND  6.8%

Common Stocks  6.8%

ABB                                                       1,134          101

Clariant                                                    125           38

Credit Suisse Group                                         250           47

Hero                                                        300           32

Holderbank Financiere Glarus                                 70           73

Schindler Holdings                                           40           61

Swiss Re                                                     45           89

UBS                                                         320           44

Vontobel Holdings                                            50          140

Zurich Financial Services *                                 139           67

Total Switzerland (Cost $691)                                            692


UNITED KINGDOM  20.2%

Common Stocks  20.2%

Abbey National                                            3,100   $       43

Associated British Foods                                  8,008           45

AstraZeneca Group                                           908           43

AstraZeneca Group ADR (USD)                               1,000           48

Bank of Scotland Group                                    3,800           36

Barclays                                                  1,092           31

Bass                                                      4,200           41

BG Group                                                  6,044           24

Blue Circle Industries                                    9,900           61

BP Amoco ADR (USD)                                        1,500           76

British Aerospace                                        10,000           57

British Telecom ADR (USD)                                   900          107

Cadbury Schweppes ADR (USD)                               2,100           53

Diageo ADR (USD)                                          1,500           56

FKI                                                      20,000           52

GKN                                                       3,700           43

Glaxo Wellcome ADR (USD)                                  2,200          128

Halifax Group                                             3,700           29

Hilton Group                                              8,000           22

HSBC Holdings                                             4,800           68

Imperial Chemical Industries ADR (USD)                    2,500           62

Kingfisher                                                8,000           48

Lattice Group *                                           6,044           13

Pearson                                                   2,500           67

Powergen                                                  6,400           50

Railtrack Group                                           2,500           39

Reed International                                        9,000           83

Rentokil Initial                                         15,000           35

Rolls Royce                                              18,000           47

Royal & Sun Alliance                                      6,181           44

Shell Transport & Trading ADR (USD)                       3,000          148

Slough Estates                                            9,000           48

Spirent                                                  13,500          125

Tesco                                                    21,000           80

Tomkins ADR (USD)                                         3,500           33

United Utilities                                          5,700           58

Total United Kingdom (Cost $2,152)                                     2,043


UNITED STATES  0.6%

Common Stocks  0.6%

Pharmacia                                                 1,190   $       65

Total United States (Cost $58)                                            65


SHORT-TERM INVESTMENTS  2.2%

Money Market Funds  2.2%

Reserve Investment Fund, 6.68% #                        219,820          220

Total Short-Term Investments (Cost $220)                                 220


Total Investments in Securities
98.6% of Net Assets (Cost $10,276)                                $    9,980

Other Assets Less Liabilities                                            138

NET ASSETS                                                           $10,118
                                                                   ----------
Net Assets Consist of:

Accumulated net investment income - net of distributions                $120

Accumulated net realized gain/loss - net of distributions                602

Net unrealized gain (loss)                                              (296)

Paid-in-capital applicable to 941,200 shares of $0.01 par
value capital stock outstanding; 2,000,000,000 shares
of the Corporation authorized                                          9,692

NET ASSETS                                                           $10,118
                                                                   ----------

NET ASSET VALUE PER SHARE                                             $10.75
                                                                   ----------

    *  Non-income producing
    #  Seven-day yield
  ADR  American depository receipt
  DKK  Danish krone
  EUR  Euro
  NZD  New Zealand dollar
  SEK  Swedish krona
  USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.





T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------

In thousands

                                                                        Year
                                                                       Ended
                                                                    10/31/00

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $30)                           $     237

  Interest                                                                25

  Securities lending                                                       1

  Total income                                                           263

Expenses

  Custody and accounting                                                 137

  Shareholder servicing                                                   46

  Legal and audit                                                         25

  Registration                                                            23

  Prospectus and shareholder reports                                      13

  Directors                                                                8

  Miscellaneous                                                            5

  Reimbursed by manager                                                 (125)

  Total expenses                                                         132

Net investment income (loss)                                             131


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             759

  Foreign currency transactions                                          (30)

  Net realized gain (loss)                                               729

  Change in net unrealized gain or loss on securities                   (739)

Net realized and unrealized gain (loss)                                  (10)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                  $121


The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

In thousands

                                                           Year     12/21/98
                                                          Ended      Through
                                                       10/31/00     10/31/99

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $      131   $      138

  Net realized gain (loss)                                  729          199

  Change in net unrealized gain or loss                    (739)         443

  Increase (decrease) in net assets from operations         121          780

Distributions to shareholders

  Net investment income                                    (170)          --

  Net realized gain                                        (206)          --

  Decrease in net assets from distributions                (376)          --

Capital share transactions *

  Shares sold                                            10,074       13,689

  Distributions reinvested                                  354           --

  Shares redeemed                                        (9,831)      (4,693)

  Increase (decrease) in net assets from capital
  share transactions                                        597        8,996


Net Assets
Increase (decrease) during period                           342        9,776

Beginning of period                                       9,776            -

End of period                                           $10,118       $9,776
                                                       ----------------------
  *Share information

  Shares sold                                               901        1,331

  Distributions reinvested                                   32           --

  Shares redeemed                                          (881)        (442)

  Increase (decrease) in shares outstanding                  52          889


The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
                                                               October 31, 2000


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 21, 1998. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation   Equity securities are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation   Assets and liabilities denominated in foreign
     currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending   The fund lends its securities to approved brokers to
     earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At October 31, 2000, the value of loaned securities was $116,000; aggregate collateral consisted of $118,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,232,000 and $2,997,000, respectively, for the year ended October 31, 2000.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended October 31, 2000. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

     Undistributed net investment income                  $(13,000)
     Undistributed net realized gain                      (120,000)
     Paid-in-capital                                      133,000

     At October 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $10,276,000. Net unrealized loss aggregated $296,000 at period-end, of which $1,081,000 related to appreciated investments and $1,377,000 to depreciated investments.


NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of dividend and interest income.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At October 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through October 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 1.25%. Thereafter, through October 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $70,000 of management fees were not accrued by the fund for the year ended October 31, 2000, and $125,000 of other expenses were borne by the manager. Additionally, $166,000 from a prior period remains subject to reimbursement through October 31, 2002.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $141,000 for the year ended October 31, 2000, of which $16,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2000, totaled $23,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of International Growth & Income Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Growth & Income Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP


     Baltimore, Maryland
     November 17, 2000



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 10/31/00
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $274,000 from short-term capital gains,

o $52,000 from long-term capital gains, subject to the 20% rate gains category.

The fund will pass through foreign source income of $237,000 and foreign taxes paid of $29,000.



T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------

Annual Meeting Results
--------------------------------------------------------------------------------

The T. Rowe Price International Growth & Income Fund held an annual meeting on October 25, 2000, to approve a new investment management agreement, to elect the directors listed below, and to ratify the Board of Directors' selection of PricewaterhouseCoopers LLP as the fund's independent accountants.

The results of voting were as follows (by number of shares):

To approve a new investment management agreement:

Affirmative:      711,327.351
Against:            5,720.176
Abstain:           11,321.533

Total         :   728,369.060

To elect the directors listed below:

M. David Testa
Affirmative:      722,090.716
Withhold:           6,278.344

Total:            728,369.060

Paul M. Wythes
Affirmative:      722,090.716
Withhold:           6,278.344

Total:            728,369.060

Martin G. Wade
Affirmative:      722,090.716
Withhold:           6,278.344

Total:            728,369.060

Anthony W. Deering
Affirmative:      722,090.716
Withhold:           6,278.344

Total:            728,369.060

Donald W. Dick, Jr.
Affirmative:      722,090.716
Withhold:           6,278.344

Total:            728,369.060

To ratify the appointment of PricewaterhouseCoopers LLP as independent accountants:

Affirmative:      714,992.951
Against:            4,333.602
Abstain:            9,042.507

Total:            728,369.060


For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc., Distributor.        F127-050  10/31/00